PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.0%
Asset-Backed Securities 18.1%
Automobiles 4.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	500	$ 514,622
Series 2019-01, Class B	3.130	02/18/25	300	306,725
Series 2019-01, Class C	3.360	02/18/25	400	412,634
Series 2019-02, Class C	2.740	04/18/25	700	708,960
Series 2019-03, Class C	2.320	07/18/25	1,700	1,703,010
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630	12/20/21	300	301,222
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	910,987
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,152,900
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	532,438
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,148,258
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,701,492

Drive Auto Receivables Trust, Series 2019-03, Class B	2.650	02/15/24	500	504,904
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,100	1,115,828
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,610,404
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,091,944
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,151,072
Series 2019-01, Class A, 144A	3.520	07/15/30	2,000	2,114,237
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	1,200	1,218,833
Series 2018-02, Class A	3.170	03/15/25	4,000	4,138,890
Series 2019-02, Class A	3.060	04/15/26	500	519,319

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	206,500
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	2,060,269
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23	1,600	1,602,205
Series 2017-02A, Class C, 144A	2.820	07/15/24	400	401,317
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,829,771
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	1,979,113
Santander Drive Auto Receivables Trust,
Series 2018-05, Class C	3.810	12/16/24	800	813,896
Series 2019-02, Class C	2.900	10/15/24	1,300	1,318,992
Series 2019-03, Class B	2.280	09/15/23	1,900	1,904,772
Series 2019-03, Class C	2.490	10/15/25	800	802,599

Toyota Auto Loan Extended Note Trust, Series 2019-01A, Class A, 144A	2.560	11/25/31	2,100	2,150,247

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170%	12/15/25	1,675	$ 1,672,660
Series 2019-A, Class C	2.380	12/15/25	300	299,438
				40,900,458
Collateralized Loan Obligations 8.4%
AIG CLO Ltd., Series 2019-02, Class A, 144A^	—(p)	10/25/32	2,000	2,000,000
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.491(c)	10/15/28	250	249,537
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.271(c)	07/15/30	750	746,301
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.534(c)	07/22/32	1,500	1,499,545

Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)	2.821(c)	01/15/27	1,250	1,244,326
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.281(c)	07/15/29	250	249,696
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261(c)	07/16/29	750	749,013
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.301(c)	01/16/30	250	249,534

Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.351(c)	10/15/28	1,500	1,499,797
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.042(c)	07/17/28	1,250	1,245,252
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.343(c)	07/18/30	250	249,493
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251(c)	10/15/30	500	497,650
Series 2019-18A, Class A, 144A	—(p)	10/15/32	1,250	1,249,999

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)	3.331%(c)	04/13/27	347	$ 347,139
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251(c)	04/15/29	750	746,259
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.286(c)	01/20/32	1,500	1,498,719
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.196(c)	04/20/31	750	747,319
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.986(c)	04/20/31	1,000	987,270

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.202(c)	10/17/31	1,000	995,883
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181(c)	10/15/26	215	214,840
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.221(c)	07/15/30	750	744,936

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.966(c)	04/26/31	1,000	982,906
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.287(c)	02/05/31	250	248,050
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.486(c)	07/22/32	1,250	1,245,352
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.214(c)	10/23/29	500	497,880
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181(c)	01/15/31	500	496,836
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166(c)	10/20/26	280	279,708

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.086%(c)	04/21/31	1,000	$ 983,909
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.086(c)	07/19/28	3,000	2,993,100
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.286(c)	02/20/31	1,500	1,486,616
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.116(c)	07/20/31	1,250	1,234,709

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211(c)	01/16/31	1,250	1,236,279
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251(c)	10/12/30	500	495,763
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.121(c)	07/15/31	2,000	1,973,745

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.851(c)	01/15/28	1,000	994,808
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261(c)	07/15/30	250	249,275
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.627(c)	07/20/32	2,500	2,491,462

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A	—(p)	10/15/32	2,000	1,999,998
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.203(c)	10/22/30	1,000	991,137
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.186(c)	10/30/30	500	497,373
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.456(c)	01/20/29	750	749,107
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.546(c)	07/20/32	1,250	1,249,935
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	3.132(c)	01/17/31	1,000	994,639
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.236(c)	07/20/30	500	498,131

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.115%(c)	07/25/31	250	$ 247,214
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.996(c)	04/20/31	1,000	983,617
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.328(c)	05/15/26	293	292,923
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.006(c)	01/26/31	1,000	987,904
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.256(c)	10/20/28	250	249,728
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.084(c)	01/23/29	3,000	2,988,878
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.084(c)	01/23/29	2,750	2,745,077
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.220(c)	07/25/30	500	497,849
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.336(c)	01/20/32	3,250	3,231,522

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.242(c)	01/17/30	1,000	992,877
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.231(c)	07/15/29	250	249,478
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.106(c)	01/20/31	1,000	994,586

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	3.426(c)	07/20/32	1,250	1,245,267
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.446(c)	07/25/29	5,000	4,998,360
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.211(c)	10/15/30	750	746,816
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.903(c)	01/18/29	1,000	992,915

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.036%(c)	01/20/31	1,000	$991,695

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.102(c)	07/17/31	2,500	2,463,249
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.103(c)	01/22/31	500	496,720
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.371(c)	07/15/29	250	248,362
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.291(c)	04/15/30	250	246,695
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.951(c)	04/15/29	750	743,166
				70,518,124
Consumer Loans 0.6%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.714(c)	09/14/32	879	878,947
Series 2018-01A, Class A, 144A	3.300	03/14/29	260	263,767
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	500	512,683
Series 2018-D, Class A, 144A	4.150	12/09/24	400	410,942

SoFi Consumer Loan Program Trust, Series 2019-04, Class A, 144A	2.450	08/25/28	2,214	2,220,008
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A	2.900	11/15/29	247	247,126
Series 2017-AA, Class A, 144A	2.680	07/15/30	700	702,317
				5,235,790
Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,384,402
Equipment 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	600	603,907

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment (cont’d.)
MMAF Equipment Finance LLC, (cont’d.)
Series 2017-B, Class A5, 144A	2.720%	06/15/40	800	$ 816,685
Series 2018-A, Class A4, 144A	3.390	01/10/25	500	515,146
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	210,329
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	826,104
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,200,429
				4,172,600
Home Equity Loans 0.1%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.558(c)	08/25/35	1,249	1,251,843
Other 0.3%
Sierra Timeshare Receivables Funding LLC,
Series 2019-02A, Class A, 144A	2.590	05/20/36	1,051	1,057,909
Series 2019-03A, Class A, 144A	2.340	07/15/38	1,400	1,399,976
				2,457,885
Residential Mortgage-Backed Securities 1.2%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	5.182(c)	12/26/46	477	479,062
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	345	348,235
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	177	179,458
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	367	370,725
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	187	189,185
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	576	580,824
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	242	244,116
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	477	481,250
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	619	633,076

RAAC Series Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	3.023(c)	09/25/47	162	162,666
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	1,056	1,068,413
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	2.423(c)	02/25/57	749	747,612
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	768	774,440

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-01, Class A1, 144A	3.000%(cc)	01/25/58	886	$ 899,101
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	893	912,487
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58	260	267,858
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.939(c)	10/25/59	500	501,144
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	1,365	1,375,575
				10,215,227
Student Loans 1.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	643	647,613
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	479	489,285
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	518	524,414
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	900	931,420
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	500	504,474
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	1,300	1,324,282
Series 2018-CA, Class A2, 144A	3.520	06/16/42	600	618,707
Series 2019-CA, Class A2, 144A	3.130	02/15/68	800	826,349
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	800	809,531
Series 2019-FA, Class A2, 144A	2.600	08/15/68	1,600	1,599,420

Park Avenue Funding Trust, Series 2019-02, Class PT, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.644(c)	11/27/20	1,120	1,119,985
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,600	1,624,021
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	1,300	1,361,717
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	1,100	1,101,054
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47	363	364,779
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	1,000	1,031,617
				14,878,668

Total Asset-Backed Securities (cost $150,714,795)				152,014,997
Commercial Mortgage-Backed Securities 18.1%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	304,116

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, Series 2019-BN20, Class A2	2.758%	09/15/61	6,800	$ 6,972,532
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	512,042
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	2.636(c)	03/15/37	6,000	5,986,420
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	2,000	2,144,158
Series 2018-B03, Class A4	3.761	04/10/51	1,500	1,645,178
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,707,453
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	504,470
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,741,363

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	2,149,211
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,137,387
Series 2016-C03, Class A3	2.896	11/15/49	900	931,216
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,792,735
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,044,796
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,587,920
Series 2015-PC01, Class A4	3.620	07/10/50	3,200	3,397,900
Series 2016-COR01, Class A3	2.826	10/10/49	800	821,224
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	5,343	5,724,571
Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,253,309

DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632	08/10/49	650	662,694
Fannie Mae-Aces,
Series 2016-M07, Class AB2	2.385	09/25/26	200	202,316
Series 2016-M11, Class A2	2.369(cc)	07/25/26	1,200	1,213,703
Series 2016-M13, Class A2	2.482(cc)	09/25/26	1,900	1,937,909
Series 2017-M01, Class A2	2.416(cc)	10/25/26	500	510,938
Series 2017-M04, Class A2	2.586(cc)	12/25/26	2,500	2,580,133
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,900	2,011,095
Series 2018-M04, Class A2	3.043(cc)	03/25/28	1,325	1,402,976
Series 2018-M10, Class A1	3.384(cc)	07/25/28	691	745,279
Series 2018-M10, Class A2	3.384(cc)	07/25/28	2,650	2,875,376
Series 2019-M21, Class 3A1	2.100	01/25/33	7,200	7,213,500
Series 2019-M22, Class A1	2.104	05/25/29	3,700	3,718,514
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624	08/25/26	1,650	1,698,936

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K068, Class AM	3.315%	08/25/27	1,500	$ 1,618,121
Series K069, Class AM	3.248(cc)	09/25/27	300	322,169
Series K070, Class A2	3.303(cc)	11/25/27	2,125	2,299,025
Series K070, Class AM	3.364	12/25/27	425	460,164
Series K074, Class A2	3.600	01/25/28	3,600	3,970,150
Series K075, Class AM	3.650(cc)	02/25/28	1,075	1,183,023
Series K076, Class A2	3.900	04/25/28	2,800	3,149,508
Series K076, Class AM	3.900	04/25/28	800	894,876
Series K077, Class A2	3.850(cc)	05/25/28	1,670	1,873,815
Series K077, Class AM	3.850(cc)	05/25/28	340	379,884
Series K078, Class AM	3.920	06/25/28	1,025	1,150,076
Series K079, Class AM	3.930	06/25/28	1,350	1,516,800
Series K080, Class AM	3.986(cc)	07/25/28	2,500	2,818,012
Series K081, Class AM	3.900(cc)	08/25/28	1,100	1,233,382
Series K086, Class A2	3.859(cc)	11/25/28	1,200	1,354,332
Series K086, Class AM	3.919(cc)	12/25/28	350	395,100
Series K087, Class AM	3.832(cc)	12/25/28	450	504,017
Series K091, Class AM	3.566	03/25/29	2,000	2,221,291
Series K157, Class A2	3.990(cc)	05/25/33	800	917,423
Series K730, Class AM	3.590(cc)	01/25/25	4,100	4,421,055
Series KC03, Class A2	3.499	01/25/26	1,350	1,429,522
Series KW08, Class A2	3.600	01/25/29	4,500	4,973,059
Series W5FX, Class AFX	3.214(cc)	04/25/28	770	829,677
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	1,000	1,046,028
Series 2015-GC34, Class A3	3.244	10/10/48	4,400	4,633,354

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,100	1,136,379
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,489,126
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	1,000	1,014,886
Series 2016-JP03, Class A4	2.627	08/15/49	700	713,397
Series 2017-JP05, Class A4	3.457	03/15/50	900	963,660
Series 2017-JP07, Class ASB	3.241	09/15/50	575	601,206

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,674,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	571	570,219
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	926,666
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,213,079

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264%	08/15/50	800	$ 839,127
Series 2017-C03, Class ASB	3.215	08/15/50	900	947,406
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,895,308
Series 2018-C09, Class A3	3.854	03/15/51	750	825,818
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,581,938

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	104,268
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,208,677
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,932,417
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,527,520
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,054,083
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,490,295
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,208,727
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,217,781
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,684,913
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,020,516

Total Commercial Mortgage-Backed Securities (cost $145,251,798)				151,566,841
Corporate Bonds 29.7%
Aerospace & Defense 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	830	886,394
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	421	461,526
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	412,500
General Dynamics Corp., Gtd. Notes	2.875	05/11/20	645	648,226
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	32,203
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	510,774
				2,951,623
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	100	101,471

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.789%	09/06/24	1,890	$ 1,880,634
Gtd. Notes	3.222	08/15/24	890	904,138
				2,886,243
Airlines 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	144	151,080
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	84	87,502
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21	98	98,919
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	285	285,679
Sr. Unsec’d. Notes	3.400	04/19/21	665	674,824

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	358	363,945
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	450	451,125
				2,113,074
Auto Manufacturers 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250	09/15/23	645	646,764
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.411(c)	04/12/21	60	60,093
Gtd. Notes, 144A	3.100	04/12/21	80	81,380
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20	295	295,274
Gtd. Notes, 144A	3.100	05/04/20	295	296,542
Gtd. Notes, 144A	3.350	05/04/21	495	504,502

Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	264,606
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	515	517,968
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,394,250
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.862(c)	04/09/21	130	130,091
Gtd. Notes	3.150	01/15/20	550	550,744
Gtd. Notes	3.450	04/10/22	180	183,496
Gtd. Notes	3.550	04/09/21	95	96,460
Gtd. Notes	3.850	01/05/28	490	490,241

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	4.350%	01/17/27	180	$ 185,639
Gtd. Notes	5.250	03/01/26	375	406,830

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	174,879
				6,279,759
Banks 8.9%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	209,052
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,690,927
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	1,480	1,511,240
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	870	936,884
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	1,070	1,167,762
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	215,194
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	355,557
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	1,555	1,845,665
Sub. Notes, MTN	4.000	01/22/25	800	854,093
Sub. Notes, MTN	4.450	03/03/26	1,500	1,644,152

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900	03/26/22	435	443,905
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	464,477
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	490,963
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,300	1,356,147
Sr. Unsec’d. Notes	4.375	01/12/26	200	214,914
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	450,598
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	443,436
Sub. Notes, 144A, MTN	4.375	09/28/25	710	763,438

BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	653,290
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21(a)	1,080	1,083,842
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,750	1,757,792
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	301,292
Sr. Unsec’d. Notes	3.400	05/01/26	350	367,504

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.520%(ff)	10/27/28	180	$ 189,681
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	518,851
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	721,123
Sub. Notes	4.400	06/10/25	4,000	4,336,463
Sub. Notes	4.450	09/29/27	840	924,828
Sub. Notes	4.600	03/09/26	945	1,039,383
Sub. Notes	4.750	05/18/46	460	542,458
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,724,897
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	929,612
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	380,403

Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	266,876
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,199,381
Sr. Unsec’d. Notes	3.500	01/23/25	75	78,400
Sr. Unsec’d. Notes	3.625	02/20/24(a)	680	714,469
Sr. Unsec’d. Notes	3.691(ff)	06/05/28	1,750	1,849,020
Sr. Unsec’d. Notes	3.850	01/26/27	475	506,237
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	155	169,593
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	685	731,710
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	215	220,304
Sub. Notes	4.250	10/21/25	250	269,290
Sub. Notes	5.150	05/22/45	335	402,162

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.724(c)	05/18/21	655	655,648
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	209,537
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000	09/23/29	1,790	1,814,805
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.550	03/01/21	100	100,830
Sr. Unsec’d. Notes	2.950	10/01/26	410	423,009
Sr. Unsec’d. Notes	3.125	01/23/25	315	327,372
Sr. Unsec’d. Notes	3.200	01/25/23(a)	100	103,676
Sr. Unsec’d. Notes	3.200	06/15/26	230	240,633
Sr. Unsec’d. Notes	3.300	04/01/26	4,000	4,210,595
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	222,029
Sr. Unsec’d. Notes	3.625	05/13/24	875	930,652
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	399,517
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,925,711

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes	3.875%	09/10/24	375	$ 400,758
Sub. Notes	4.250	10/01/27	375	412,997

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	2,000	2,010,497
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	305,415
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300	05/07/21	1,000	1,018,118
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,429,584
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	331,091
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	813,306
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	507,317
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	492,851
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,346,993
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,520,058
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	327,669
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	389,202
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,140,627
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.326(c)	04/30/21	690	692,458
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	990	1,009,364
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	220	229,410
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	720	791,239

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	439,418
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	664,178
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.352(c)	01/17/20	535	535,499
Gtd. Notes	2.450	01/16/20	250	250,290

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	236,792
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	350	354,796
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	464,861
UBS Group AG (Switzerland),
Gtd. Notes, 144A	2.859(ff)	08/15/23	570	578,237

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Gtd. Notes, 144A	3.000%	04/15/21	345	$ 350,117
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,208,393
				74,752,814
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	180	207,371
Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28	450	513,915
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	370	378,534
				1,099,820
Biotechnology 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	128,952
Sr. Unsec’d. Notes	4.350	11/15/47	475	554,244

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	223,476
				906,672
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	395	403,192
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	770,623
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	839,344
				2,013,159
Chemicals 0.5%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	1,375	1,396,082
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	520	538,921
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	172	172,129

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Eastman Chemical Co., (cont’d.)
Sr. Unsec’d. Notes	4.650%	10/15/44	260	$278,448

LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	265,283
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	350,115
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	41,794
Sr. Unsec’d. Notes	5.250	01/15/45	340	400,775

Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	215,695
SASOL Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	447,233
				4,106,475
Commercial Services 0.9%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	393,129
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	589,123
Gtd. Notes, 144A	3.300	10/15/22	750	773,712
Gtd. Notes, 144A	4.500	02/15/45	75	83,261

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	582,774
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	809,357
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,795,565
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	174,139
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	644,049
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	399,300
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	319,986
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,309,016
				7,873,411

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	525	$ 592,789
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.807(c)	03/12/21	3,330	3,342,704
				3,935,493
Diversified Financial Services 0.5%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	1,400	1,429,829
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500	05/12/20	700	701,482
Sr. Unsec’d. Notes	3.450	04/30/21	370	377,680

Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	176,630
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	630	637,701
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	495	495,422
				3,818,744
Electric 3.9%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	981,528
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	77,007
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	690,596
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.200	09/15/49	100	99,437
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	190,925
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	503,880
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes, 144A	3.375	09/15/29	305	304,533
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	43,625
First Mortgage	3.750	08/15/47	775	859,921
First Mortgage	4.000	03/01/48	115	132,525
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	45,294

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series E	4.650%	12/01/48	720	$886,919

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	159,183
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	67,400
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A	4.600	03/15/49	365	429,251
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	55,975

DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	430,017
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	355,377
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	146,723
Sr. Unsec’d. Notes	3.950	08/15/47	185	199,491
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	631,791
First Mortgage	3.400	10/01/46	185	190,278
First Mortgage	4.200	07/15/48	205	236,856

Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	81,441
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	78,773
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	960	964,540
Gtd. Notes, 144A	3.500	04/06/28	475	489,264
Gtd. Notes, 144A	3.625	05/25/27	230	240,128
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	271,999
Sr. Unsec’d. Notes	5.125	09/15/20	250	254,714

Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	195,102
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,171,999
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,147,920
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	347,228
Florida Power & Light Co., First Mortgage	3.150	10/01/49	1,420	1,448,619

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	217	$ 223,542
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	996,768
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	420	426,800
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	254,954

MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	259,744
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	918,147
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21	2,100	2,115,823
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	292,644
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	62,344
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	176,645
First Mortgage	4.800	10/15/43	120	148,708

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,532,131
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	342,934
Gtd. Notes	5.000	03/15/44	170	200,096

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	225,255
Public Service Co. of Colorado,
First Mortgage	3.200	03/01/50	720	737,800
First Mortgage	4.100	06/15/48	235	273,582
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	369,503
First Mortgage, MTN	3.200	05/15/29	1,265	1,343,432
First Mortgage, MTN	3.600	12/01/47	95	104,019
First Mortgage, MTN	3.700	05/01/28	590	650,554

Puget Sound Energy, Inc., Sr. Sec’d. Notes	3.250	09/15/49	535	544,086
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	474,989
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	135,088

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern Power Co., Sr. Unsec’d. Notes, Series D	1.950%	12/15/19	430	$ 429,966
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	683,080
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	385,837
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	481,611
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	54,462
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	568,298
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	575,231
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	196,765

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	559,010
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	537,949
				32,692,056
Electronics 0.1%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	278,198
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	805,329
				1,083,527
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	199,900
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	204,500
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	199,840
				604,240
Foods 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	365,225
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	117,264

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes	3.000%	06/01/26	110	$ 109,621
Gtd. Notes	3.375	06/15/21	605	615,697
Gtd. Notes	4.375	06/01/46	35	34,086
Gtd. Notes	5.000	07/15/35	75	80,866
Gtd. Notes, 144A	3.750	04/01/30	870	889,199
Gtd. Notes, 144A	4.875	10/01/49	1,165	1,200,804
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	289,319
Sr. Unsec’d. Notes	3.875	10/15/46	65	61,727

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	664,037
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	500,243
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	390	392,038
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250	08/23/21	985	989,914
Sr. Unsec’d. Notes	5.100	09/28/48	710	874,994
				7,185,034
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	233,674
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47	180	186,742
				420,416
Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,249,358
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	329,055
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	472,956
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	558,918
				2,610,287

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	495	$ 505,027
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	280,365
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	109,142
				894,534
Healthcare-Services 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	104,854
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,065,319
Sr. Unsec’d. Notes	6.750	12/15/37	170	226,954

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	257,218
Allina Health System, Unsec’d. Notes	3.887	04/15/49	250	280,722
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	267,651
Unsec’d. Notes	4.847	11/15/53	500	662,331

Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	622,683
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	265,148
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	90,175
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	46,035
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	417,878
Unsec’d. Notes, Series H	2.746	10/01/26	40	40,946

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	200,173
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24(a)	410	436,297
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	193,225

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Stanford Health Care, Unsec’d. Notes	3.795%	11/15/48	450	$ 508,902
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	97,613
				5,784,124
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	35	36,580
Insurance 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	438,636
Sr. Unsec’d. Notes	4.500	07/16/44	410	457,423

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	119,645
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	124,624
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,260,067
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	450	464,477
Gtd. Notes, 144A	4.500	06/15/49	185	207,079

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	151,615
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,659,969
Sr. Unsec’d. Notes	3.625	03/30/23	400	415,628
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,336,612
Sr. Unsec’d. Notes	5.000	04/05/46	350	404,727

New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	225,090
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	108,939
Gtd. Notes	4.300	11/15/46	140	156,546
Gtd. Notes	4.350	05/15/43	85	95,321

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	150,708
				7,777,106

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.2%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$ 1,253,737
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	257,621
				1,511,358
Machinery-Diversified 0.1%
Deere & Co., Sr. Unsec’d. Notes	2.875	09/07/49	620	595,413
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	269,996
Sr. Unsec’d. Notes	2.875	03/01/25	115	119,200

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	72,398
				1,057,007
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	530	582,767
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,047,443
Sr. Sec’d. Notes	6.484	10/23/45	95	116,740
Sr. Sec’d. Notes	6.834	10/23/55	250	318,420
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	805	909,651
Gtd. Notes	4.250	10/15/30	275	316,913
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	827,447
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	203,867
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	1,500	1,584,298
Sr. Unsec’d. Notes, 144A	4.600	08/15/47(a)	500	546,827

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	177	192,580
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	165,280
Viacom, Inc., Sr. Unsec’d. Notes	4.375	03/15/43	1,500	1,545,726
Walt Disney Co. (The), Gtd. Notes, 144A	6.400	12/15/35	512	736,416
				11,094,375

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	$ 248,061
Newmont Goldcorp Corp., Sr. Unsec’d. Notes	2.800	10/01/29	1,270	1,254,591
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	129,042
				1,631,694
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	2.650	12/01/19	420	420,108
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	355	353,566
Sr. Unsec’d. Notes	2.750	01/06/23	185	187,409
Sr. Unsec’d. Notes	3.250	02/11/22	95	96,804

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	100,633
				738,412
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	136,658
Oil & Gas 2.4%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	202	205,592
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	912,820
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,336,744
Sr. Unsec’d. Notes	6.250	03/15/38	175	221,137
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47(a)	384	429,599
Sr. Unsec’d. Notes	6.750	11/15/39	350	428,507

Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	125,019

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNOOC Finance Ltd. (China), Gtd. Notes	2.875%	09/30/29	1,085	$ 1,080,250
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	2,000	2,079,144
Gtd. Notes	4.875	10/01/47	55	62,083
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,352,560
Gtd. Notes	4.500	04/15/23	725	754,899

Encana Corp. (Canada), Gtd. Notes	6.500	08/15/34	200	237,201
Equinor ASA (Norway), Gtd. Notes	2.250	11/08/19	800	799,994
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	1,190	1,300,016
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	157,800
Sr. Unsec’d. Notes	6.800	09/15/37	200	257,808

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	218,236
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	400,641
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	447,844
Sr. Unsec’d. Notes	5.050	11/15/44	435	459,818
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	235	236,567
Sr. Unsec’d. Notes	7.500	05/01/31	100	130,848
Sr. Unsec’d. Notes	7.875	09/15/31	250	334,687
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	480	495,600
Gtd. Notes	6.350	02/12/48	154	147,263
Gtd. Notes, 144A	6.490	01/23/27	1,048	1,118,740
Gtd. Notes, 144A	7.690	01/23/50	398	433,979
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,301,607
Gtd. Notes, MTN	6.875	08/04/26	390	426,660

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	200,232

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680%	08/08/49(a)	585	$ 608,685
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	228,116
				19,930,696
Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	514,554
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	33	35,284

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	204,494
				754,332
Packaging & Containers 0.1%
WestRock RKT LLC, Gtd. Notes	4.000	03/01/23	540	566,147
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	618,910
				1,185,057
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	109,977
Sr. Unsec’d. Notes	4.500	05/14/35	550	592,395

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	360	385,715
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	57,136
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.736(c)	06/25/21	335	335,883
Gtd. Notes, 144A	3.500	06/25/21	200	204,012

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	152,111
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	115	131,300
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	615	720,364
Cigna Corp.,
Gtd. Notes	4.375	10/15/28(a)	1,950	2,149,498

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Gtd. Notes, 144A	3.250%	04/15/25	270	$ 278,396
Gtd. Notes, 144A	3.400	03/01/27	325	335,301
Gtd. Notes, 144A	4.500	02/25/26	700	761,891
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28(a)	2,025	2,198,181
Sr. Unsec’d. Notes	4.780	03/25/38	85	94,383
Sr. Unsec’d. Notes	5.125	07/20/45	465	534,153
Sr. Unsec’d. Notes	5.300	12/05/43	155	179,220

Mylan, Inc., Gtd. Notes	5.200	04/15/48	195	209,051
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	229,671
Gtd. Notes	3.200	09/23/26	1,220	1,261,422
				10,920,060
Pipelines 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	584,451
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21	50	51,000
Gtd. Notes, 144A	5.350	03/15/20	150	151,125
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	430	469,403
Gtd. Notes	6.250	04/15/49	910	1,093,389

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	613,097
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	275,031
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	136,145
Sr. Unsec’d. Notes	4.500	04/15/38	270	274,920
Sr. Unsec’d. Notes	4.875	06/01/25	200	219,310
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,357
Sr. Unsec’d. Notes	5.500	02/15/49	210	235,410

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	356,007
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	1,000	997,132
Gtd. Notes	4.950	07/13/47	85	91,964

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	310	$ 323,848
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	333,390
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,068,756
Sr. Unsec’d. Notes	4.700	06/15/44	170	158,641
Sr. Unsec’d. Notes	5.150	06/01/42	105	102,647

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	145,135
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	312,201
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	500	539,032
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	675,458
Sr. Unsec’d. Notes	5.300	03/01/48	320	271,024
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	371,529
Sr. Unsec’d. Notes	4.300	03/04/24	325	345,559
Sr. Unsec’d. Notes	4.850	03/01/48	55	58,844
Sr. Unsec’d. Notes	5.400	03/04/44	400	443,643
				10,703,448
Real Estate Investment Trusts (REITs) 0.6%
HCP, Inc., Sr. Unsec’d. Notes	3.250	07/15/26	1,000	1,042,619
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,295,802
Welltower, Inc., Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,583,163
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	459,379
				5,380,963
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	974,374
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.702(c)	04/17/20	335	335,050
				1,309,424

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125%	04/15/21	485	$ 490,791
Gtd. Notes, 144A	3.125	10/15/22	375	382,079
				872,870
Software 0.2%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	204,077
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	405	479,346
Sr. Unsec’d. Notes	4.450	11/03/45	191	241,925
Sr. Unsec’d. Notes	4.500	02/06/57	840	1,090,346
				2,015,694
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/22	850	876,999
Sr. Unsec’d. Notes	3.400	05/15/25	275	288,218
Sr. Unsec’d. Notes	3.600	07/15/25	50	52,761
Sr. Unsec’d. Notes	3.800	02/15/27	200	214,011
Sr. Unsec’d. Notes	4.300	02/15/30	170	187,144
Sr. Unsec’d. Notes	4.500	05/15/35	60	66,150
Sr. Unsec’d. Notes	4.850	03/01/39	2,100	2,378,731
Sr. Unsec’d. Notes	5.250	03/01/37	445	523,752
Sr. Unsec’d. Notes	5.450	03/01/47(a)	685	827,038
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	339,671
Sr. Unsec’d. Notes	4.600	04/01/21	100	103,762
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,269,468
				7,127,705
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	427,852
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	110,169
				538,021

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%	01/09/20	300	$ 300,279
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	26,881
Sr. Unsec’d. Notes	4.000	12/01/46	145	161,320
				188,201

Total Corporate Bonds (cost $239,574,332)				249,641,553
Municipal Bonds 0.9%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	45,269
California 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,396,064
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	405,009
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	33,124
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	33,571
				1,867,768
Illinois 0.2%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	110	118,692
General Obligation Unlimited, Series D	5.000	11/01/22	895	968,184
General Obligation Unlimited, Taxable	5.100	06/01/33	450	486,536
				1,573,412
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	389,223

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%	2.740%(c)	07/25/36	700	$ 699,818
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	96,509
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	203,826
				300,335
Texas 0.3%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	1,091,967
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	1,018,900
Permanent University Fund - University of Texas System, Revenue Bonds	3.376	07/01/47	555	598,734
				2,709,601
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	160,484

Total Municipal Bonds (cost $7,467,575)				7,745,910
Residential Mortgage-Backed Securities 3.8%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	4	4,430
Banc of America Funding Trust, Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	75	75,271
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	214	178,112
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.523(c)	10/25/27	85	84,815
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.423(c)	04/25/28	355	355,280
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.773(c)	08/25/28	86	86,255
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.823(c)	04/25/29	680	680,352

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.923%(c)	07/25/29	750	$ 750,508
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.423(c)	07/25/29	450	450,446
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.032(c)	12/25/57	478	481,123
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.032(c)	01/25/57	653	666,605
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	908	913,361
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	724	726,393

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	4	3,922
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.073(c)	04/25/29	150	149,925
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.623(c)	04/25/29	150	150,367

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	3.273(c)	01/25/29	11	10,612
Fannie Mae REMICS, Series 2011-141, Class MZ	4.500	01/25/42	682	758,280
Freddie Mac REMICS, Series 4777, Class CB	3.500	10/15/45	1,550	1,600,242
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.123(c)	03/25/29	134	134,327
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.123(c)	04/25/29	191	191,300
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.023(c)	07/25/29	302	302,402
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573(c)	03/25/30	965	965,634
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573(c)	02/25/49	300	300,000
Freddie Mac Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	103	124,566
Series T-75, Class A1, 1 Month LIBOR + 0.040% (Cap N/A, Floor 0.040%)	2.058(c)	12/25/36	5	5,025

Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)	2.582(c)	08/25/60	588	587,177

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%	07/20/43	1,556	$ 1,601,896
Series 2017-101, Class AB	2.500	07/20/47	1,177	1,188,853
Series 2018-07, Class GA	3.000	02/20/47	1,132	1,148,421

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.436(cc)	09/25/35	36	36,873
Holmes Master Issuer PLC (United Kingdom), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)	2.361(c)	10/15/54	460	459,728
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.473(c)	05/25/29	220	220,201
Lanark Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)	2.570(c)	12/22/69	384	383,688
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	295	295,634
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	1,700	1,699,970
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532(c)	04/01/23	360	359,957
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.532(c)	04/01/24	246	244,887

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	255	266,683
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250(cc)	10/25/69	420	428,852
MRA Issuance Trust, Series 2019-03, 144A, 1 Month LIBOR + 1.150%	3.071(c)	01/31/20	5,000	4,999,346
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	490	511,271
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.573(c)	01/25/48	206	205,727

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.223(c)	07/25/29	370	370,551
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	2.473(c)	06/25/57	499	497,359
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304(c)	11/27/20	1,167	1,166,547
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.304(c)	01/27/21	1,984	1,984,311

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Radnor Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.223%(c)	03/25/28	276	$ 276,011
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	1,346	1,408,707
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.380%)	2.606(c)	10/20/27	32	31,462
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573(c)	09/25/48	339	338,776
Station Place Securitization Trust, Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.473(c)	08/25/52	875	875,164
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)	2.096(c)	07/19/35	33	32,933
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.790(c)	06/25/42	67	67,175
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.790(c)	08/25/42	5	4,851
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290% (Cap 10.500%, Floor 0.290%)	2.403(c)	10/25/45	480	478,625

Total Residential Mortgage-Backed Securities (cost $32,105,792)				32,321,189
Sovereign Bonds 1.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	876,918
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	206,700
Sr. Unsec’d. Notes	7.375	09/18/37	175	248,064
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	306,067
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20	400	400,454
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	214,594
Sr. Unsec’d. Notes, EMTN	3.750	04/25/22	200	205,697
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	220,443

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750%	09/05/24	200	$ 198,274
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	201,304
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	406,391
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	415,880

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	273,840
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	234,752
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	369,005
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	101,286
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24	140	145,091

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26	100	126,608
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	353,353
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	471,602

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	103,126
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	435,761
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	469,513
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	343,690
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	404,384
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	208,284

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	255,015
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	895	1,047,159
Sr. Unsec’d. Notes	5.100	06/18/50	150	179,625

Total Sovereign Bonds (cost $8,990,601)				9,422,880
U.S. Government Agency Obligations 22.7%
Federal Home Loan Mortgage Corp.	2.000	01/01/32	792	786,109
Federal Home Loan Mortgage Corp.	2.500	01/01/29	556	563,705
Federal Home Loan Mortgage Corp.	2.500	07/01/31	726	737,361
Federal Home Loan Mortgage Corp.	2.500	01/01/32	370	375,470
Federal Home Loan Mortgage Corp.	2.500	10/01/32	965	981,394

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	12/01/32	1,850	$ 1,873,899
Federal Home Loan Mortgage Corp.	2.500	09/01/46	491	491,293
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,591	1,637,735
Federal Home Loan Mortgage Corp.	3.000	01/01/37	415	427,062
Federal Home Loan Mortgage Corp.	3.000	12/01/37	211	216,801
Federal Home Loan Mortgage Corp.	3.000	07/01/43	617	636,865
Federal Home Loan Mortgage Corp.	3.000	06/01/46	1,448	1,489,082
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,195	1,227,780
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,293	1,328,078
Federal Home Loan Mortgage Corp.	3.500	11/01/37	431	447,452
Federal Home Loan Mortgage Corp.	3.500	06/01/42	557	584,775
Federal Home Loan Mortgage Corp.	3.500	09/01/42	687	722,088
Federal Home Loan Mortgage Corp.	3.500	10/01/42	771	809,359
Federal Home Loan Mortgage Corp.	3.500	06/01/43	384	403,516
Federal Home Loan Mortgage Corp.	3.500	05/01/45	573	597,010
Federal Home Loan Mortgage Corp.	3.500	01/01/47	411	428,547
Federal Home Loan Mortgage Corp.	3.500	02/01/47	1,076	1,118,590
Federal Home Loan Mortgage Corp.	3.500	11/01/47	876	907,491
Federal Home Loan Mortgage Corp.	3.500	08/01/48	549	565,055
Federal Home Loan Mortgage Corp.	3.500	10/01/48	2,202	2,264,560
Federal Home Loan Mortgage Corp.	4.000	12/01/40	200	214,419
Federal Home Loan Mortgage Corp.	4.000	01/01/41	392	411,433
Federal Home Loan Mortgage Corp.	4.000	04/01/42	562	601,670
Federal Home Loan Mortgage Corp.	4.000	10/01/45	305	322,653
Federal Home Loan Mortgage Corp.	4.000	02/01/46	4,826	5,146,395
Federal Home Loan Mortgage Corp.	4.000	05/01/46	354	373,717
Federal Home Loan Mortgage Corp.	4.000	08/01/46	377	397,987
Federal Home Loan Mortgage Corp.	4.000	11/01/47	447	469,736
Federal Home Loan Mortgage Corp.	4.000	04/01/48	842	884,145
Federal Home Loan Mortgage Corp.	4.000	05/01/48	842	878,706
Federal Home Loan Mortgage Corp.	4.000	07/01/48	1,363	1,427,016
Federal Home Loan Mortgage Corp.	4.500	06/01/42	184	199,745
Federal Home Loan Mortgage Corp.	4.500	09/01/44	236	253,990
Federal Home Loan Mortgage Corp.	4.500	07/01/45	586	636,007
Federal Home Loan Mortgage Corp.	4.500	04/01/47	3,872	4,095,804
Federal Home Loan Mortgage Corp.	4.500	07/01/47	376	396,916
Federal Home Loan Mortgage Corp.	4.500	07/01/47	775	818,755
Federal Home Loan Mortgage Corp.	4.500	02/01/48	430	453,909
Federal Home Loan Mortgage Corp.	5.000	08/01/40	358	395,899
Federal Home Loan Mortgage Corp.	5.000	12/01/47	609	652,321
Federal Home Loan Mortgage Corp.	5.000	02/01/48	806	864,086
Federal National Mortgage Assoc.	2.375	01/19/23	280	287,212
Federal National Mortgage Assoc.	2.500	TBA	1,000	1,010,781
Federal National Mortgage Assoc.(k)	2.500	02/05/24	645	669,084
Federal National Mortgage Assoc.	2.500	05/01/30	499	506,267

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	04/01/31	1,458	$ 1,482,804
Federal National Mortgage Assoc.	2.500	11/01/31	363	369,036
Federal National Mortgage Assoc.	2.500	02/01/43	142	142,003
Federal National Mortgage Assoc.	2.500	09/01/46	422	421,940
Federal National Mortgage Assoc.	2.500	10/01/46	311	311,574
Federal National Mortgage Assoc.	2.500	10/01/46	405	405,296
Federal National Mortgage Assoc.	2.500	11/01/49	500	497,227
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 2.000% (Cap 9.375%, Floor 2.000%)	3.000(c)	08/01/24	7	6,976
Federal National Mortgage Assoc.	3.000	06/01/30	302	311,109
Federal National Mortgage Assoc.	3.000	05/01/31	146	150,369
Federal National Mortgage Assoc.	3.000	12/01/31	406	416,831
Federal National Mortgage Assoc.	3.000	05/01/32	400	410,816
Federal National Mortgage Assoc.	3.000	09/01/32	192	197,559
Federal National Mortgage Assoc.	3.000	11/01/36	352	362,000
Federal National Mortgage Assoc.	3.000	10/01/42	349	360,198
Federal National Mortgage Assoc.	3.000	10/01/42	579	597,718
Federal National Mortgage Assoc.	3.000	02/01/43	345	356,293
Federal National Mortgage Assoc.	3.000	04/01/43	609	628,569
Federal National Mortgage Assoc.	3.000	06/01/43	779	803,970
Federal National Mortgage Assoc.	3.000	12/01/45	951	980,643
Federal National Mortgage Assoc.	3.000	05/01/46	1,939	1,993,683
Federal National Mortgage Assoc.	3.000	10/01/46	5,695	5,847,725
Federal National Mortgage Assoc.	3.000	03/01/47	1,225	1,257,252
Federal National Mortgage Assoc.	3.000	04/01/47	2,951	3,025,559
Federal National Mortgage Assoc.	3.500	12/01/29	200	207,800
Federal National Mortgage Assoc.	3.500	12/01/30	186	193,311
Federal National Mortgage Assoc.	3.500	07/01/31	1,011	1,052,718
Federal National Mortgage Assoc.	3.500	08/01/31	658	684,135
Federal National Mortgage Assoc.	3.500	02/01/33	409	424,947
Federal National Mortgage Assoc.	3.500	05/01/33	229	237,716
Federal National Mortgage Assoc.	3.500	10/01/41	234	245,648
Federal National Mortgage Assoc.	3.500	04/01/42	492	516,612
Federal National Mortgage Assoc.	3.500	05/01/42	492	516,700
Federal National Mortgage Assoc.	3.500	05/01/42	2,358	2,474,954
Federal National Mortgage Assoc.	3.500	06/01/42	1,090	1,144,013
Federal National Mortgage Assoc.	3.500	10/01/42	582	611,255
Federal National Mortgage Assoc.	3.500	10/01/42	801	840,539
Federal National Mortgage Assoc.	3.500	10/01/42	1,309	1,374,373
Federal National Mortgage Assoc.	3.500	06/01/43	375	392,928
Federal National Mortgage Assoc.	3.500	06/01/45	555	578,274
Federal National Mortgage Assoc.	3.500	06/01/45	1,109	1,156,691
Federal National Mortgage Assoc.	3.500	09/01/45	715	745,822
Federal National Mortgage Assoc.	3.500	10/01/45	955	995,844

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	327	$ 340,915
Federal National Mortgage Assoc.	3.500	01/01/46	744	775,133
Federal National Mortgage Assoc.	3.500	04/01/46	9,979	10,404,443
Federal National Mortgage Assoc.	3.500	11/01/46	398	414,353
Federal National Mortgage Assoc.	3.500	08/01/47	498	515,825
Federal National Mortgage Assoc.	3.500	11/01/47	3,202	3,321,649
Federal National Mortgage Assoc.	3.500	01/01/48	696	721,258
Federal National Mortgage Assoc.	3.500	01/01/48	882	918,073
Federal National Mortgage Assoc.	3.500	08/01/48	2,341	2,406,651
Federal National Mortgage Assoc.	3.500	11/01/48	836	865,148
Federal National Mortgage Assoc.	3.500	06/01/49	3,051	3,131,711
Federal National Mortgage Assoc.	4.000	09/01/40	372	398,463
Federal National Mortgage Assoc.	4.000	11/01/40	1,963	2,099,837
Federal National Mortgage Assoc.	4.000	02/01/41	645	689,448
Federal National Mortgage Assoc.	4.000	02/01/41	969	1,036,685
Federal National Mortgage Assoc.	4.000	12/01/41	542	578,921
Federal National Mortgage Assoc.	4.000	10/01/43	558	596,998
Federal National Mortgage Assoc.	4.000	09/01/44	368	388,942
Federal National Mortgage Assoc.	4.000	10/01/44	851	899,156
Federal National Mortgage Assoc.	4.000	12/01/45	300	317,030
Federal National Mortgage Assoc.	4.000	04/01/46	388	409,047
Federal National Mortgage Assoc.	4.000	08/01/46	625	658,057
Federal National Mortgage Assoc.	4.000	09/01/46	3,089	3,254,729
Federal National Mortgage Assoc.	4.000	02/01/47	2,531	2,650,291
Federal National Mortgage Assoc.	4.000	03/01/47	1,514	1,610,011
Federal National Mortgage Assoc.	4.000	06/01/47	1,423	1,496,630
Federal National Mortgage Assoc.	4.000	10/01/47	409	429,620
Federal National Mortgage Assoc.	4.000	11/01/47	844	885,942
Federal National Mortgage Assoc.	4.000	12/01/47	850	891,081
Federal National Mortgage Assoc.	4.000	02/01/48	833	872,701
Federal National Mortgage Assoc.	4.000	10/01/48	721	768,491
Federal National Mortgage Assoc.	4.500	08/01/40	170	183,791
Federal National Mortgage Assoc.	4.500	04/01/41	189	205,016
Federal National Mortgage Assoc.	4.500	06/01/41	511	554,110
Federal National Mortgage Assoc.	4.500	08/01/41	261	283,392
Federal National Mortgage Assoc.	4.500	08/01/41	591	639,941
Federal National Mortgage Assoc.	4.500	08/01/44	509	546,922
Federal National Mortgage Assoc.	4.500	01/01/45	317	343,873
Federal National Mortgage Assoc.	4.500	11/01/47	511	539,307
Federal National Mortgage Assoc.	4.500	06/01/48	1,048	1,106,076
Federal National Mortgage Assoc.	4.500	12/01/48	1,075	1,129,504
Federal National Mortgage Assoc.	4.500	02/01/49	382	401,542
Federal National Mortgage Assoc.	5.000	09/01/30	36	38,030
Federal National Mortgage Assoc.	5.000	03/01/42	577	634,883
Federal National Mortgage Assoc.	5.000	10/01/47	854	913,708

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	01/01/48	126	$ 134,486
Federal National Mortgage Assoc.	5.500	01/01/40	208	226,633
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.723%, Floor 5.690%)	5.690(c)	12/01/30	1	686
Federal National Mortgage Assoc.	6.000	10/01/36	126	144,502
Federal National Mortgage Assoc.	6.000	07/01/41	128	146,814
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	708,410
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	118,219
Government National Mortgage Assoc.	2.500	12/20/46	774	785,122
Government National Mortgage Assoc.	3.000	TBA	1,500	1,543,277
Government National Mortgage Assoc.	3.000	07/20/42	961	997,071
Government National Mortgage Assoc.	3.000	03/20/43	665	690,052
Government National Mortgage Assoc.	3.000	08/20/43	127	132,035
Government National Mortgage Assoc.	3.000	09/20/43	243	252,425
Government National Mortgage Assoc.	3.000	01/20/44	221	229,605
Government National Mortgage Assoc.	3.000	05/20/45	335	347,982
Government National Mortgage Assoc.	3.000	08/15/45	353	364,008
Government National Mortgage Assoc.	3.000	07/20/46	1,465	1,514,597
Government National Mortgage Assoc.	3.000	08/20/46	190	196,512
Government National Mortgage Assoc.	3.000	10/20/46	350	362,235
Government National Mortgage Assoc.	3.000	03/20/47	1,557	1,608,013
Government National Mortgage Assoc.	3.000	08/20/48	4,072	4,197,082
Government National Mortgage Assoc.	3.500	01/15/42	160	169,215
Government National Mortgage Assoc.	3.500	12/20/42	461	489,895
Government National Mortgage Assoc.	3.500	01/20/43	675	716,544
Government National Mortgage Assoc.	3.500	02/20/43	306	324,647
Government National Mortgage Assoc.	3.500	08/20/43	1,192	1,263,956
Government National Mortgage Assoc.	3.500	10/20/43	1,560	1,651,918
Government National Mortgage Assoc.	3.500	03/20/45	214	224,981
Government National Mortgage Assoc.	3.500	04/20/45	1,259	1,320,533
Government National Mortgage Assoc.	3.500	04/20/46	2,392	2,509,850
Government National Mortgage Assoc.	3.500	07/20/46	1,566	1,641,656
Government National Mortgage Assoc.	3.500	10/20/46	2,880	3,016,883
Government National Mortgage Assoc.	3.500	12/20/46	2,661	2,778,525
Government National Mortgage Assoc.	3.500	01/20/47	874	911,859
Government National Mortgage Assoc.	3.500	05/20/47	1,951	2,034,817
Government National Mortgage Assoc.	3.500	11/20/47	1,445	1,504,295
Government National Mortgage Assoc.	3.500	10/20/48	700	727,172
Government National Mortgage Assoc.	3.500	11/20/48	1,250	1,297,171
Government National Mortgage Assoc.	4.000	12/20/40	398	423,526
Government National Mortgage Assoc.	4.000	06/20/41	155	165,039
Government National Mortgage Assoc.	4.000	11/15/41	219	233,816
Government National Mortgage Assoc.	4.000	12/20/42	329	350,908
Government National Mortgage Assoc.	4.000	04/20/43	247	263,323

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	10/20/43	249	$ 265,310
Government National Mortgage Assoc.	4.000	12/20/43	529	563,804
Government National Mortgage Assoc.	4.000	09/20/44	303	321,983
Government National Mortgage Assoc.	4.000	08/20/45	613	650,806
Government National Mortgage Assoc.	4.000	10/20/45	286	302,652
Government National Mortgage Assoc.	4.000	03/20/46	550	584,111
Government National Mortgage Assoc.	4.000	11/20/46	433	455,421
Government National Mortgage Assoc.	4.000	03/20/47	489	513,463
Government National Mortgage Assoc.	4.000	05/20/47	797	836,199
Government National Mortgage Assoc.	4.000	07/20/47	3,267	3,427,470
Government National Mortgage Assoc.	4.000	11/20/47	2,023	2,121,774
Government National Mortgage Assoc.	4.000	07/20/48	1,236	1,287,925
Government National Mortgage Assoc.	4.000	08/20/48	421	439,375
Government National Mortgage Assoc.	4.500	12/20/41	752	812,959
Government National Mortgage Assoc.	4.500	10/20/43	124	132,859
Government National Mortgage Assoc.	4.500	01/20/44	151	162,083
Government National Mortgage Assoc.	4.500	04/20/44	535	574,852
Government National Mortgage Assoc.	4.500	03/20/45	137	146,746
Government National Mortgage Assoc.	4.500	07/20/46	318	340,579
Government National Mortgage Assoc.	4.500	08/20/46	272	289,965
Government National Mortgage Assoc.	4.500	11/20/46	259	277,645
Government National Mortgage Assoc.	4.500	01/20/48	332	348,854
Government National Mortgage Assoc.	4.500	02/20/48	2,255	2,386,953
Government National Mortgage Assoc.	4.500	03/20/48	238	248,863
Government National Mortgage Assoc.	4.500	07/20/48	104	109,829
Government National Mortgage Assoc.	4.500	12/20/48	1,025	1,076,322
Government National Mortgage Assoc.	5.000	10/20/37	10	10,849
Government National Mortgage Assoc.	5.000	09/20/40	145	160,386
Government National Mortgage Assoc.	5.000	04/20/45	77	84,632
Government National Mortgage Assoc.	5.000	08/20/45	307	332,985
Government National Mortgage Assoc.	6.000	12/15/39	185	211,829

Total U.S. Government Agency Obligations (cost $187,638,354)				190,188,272
U.S. Treasury Obligations 4.6%
U.S. Treasury Bonds	2.875	05/15/43	1,570	1,776,676
U.S. Treasury Bonds	2.875	05/15/49	870	1,001,384
U.S. Treasury Bonds	3.000	05/15/45	4,395	5,110,046
U.S. Treasury Bonds	3.625	08/15/43	11,010	14,020,977
U.S. Treasury Bonds	3.750	11/15/43	4,075	5,293,043
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,079	3,269,932
U.S. Treasury Notes	1.625	10/31/26	430	430,521
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,285	840,678
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	1,150	761,621

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.059%(s)	02/15/39	1,170	$ 771,074
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,087	1,202,655
U.S. Treasury Strips Coupon	2.524(s)	11/15/39	3,150	2,029,822
U.S. Treasury Strips Coupon(k)	2.570(s)	02/15/31	2,110	1,709,048

Total U.S. Treasury Obligations (cost $37,780,387)				38,217,477

Total Long-Term Investments (cost $809,523,634)				831,119,119

	Shares
Short-Term Investments 2.1%
Affiliated Mutual Funds 2.1%
PGIM Core Ultra Short Bond Fund(w)	11,187,100	11,187,100
PGIM Institutional Money Market Fund (cost $6,115,886; includes $6,099,206 of cash collateral for securities on loan)(b)(w)	6,115,595	6,116,819

Total Affiliated Mutual Funds (cost $17,302,986)		17,303,919
Options Purchased*~ 0.0%
(cost $8,096)		194,857

Total Short-Term Investments (cost $17,311,082)		17,498,776

TOTAL INVESTMENTS 101.1% (cost $826,834,716)		848,617,895
Liabilities in excess of other assets(z) (1.1)%		(8,992,672)

Net Assets 100.0%		$ 839,625,223

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,000,000 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,016,157; cash collateral of $6,099,206 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2019.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $2,591,914)	4.000%	TBA	11/13/19	(2,500)	$(2,593,977)

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	300	$ 114
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	200	49
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,177	13,180
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,144	12,803
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,860	29,976
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,678	61,426
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	5,760	65,327
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,144	11,982
Total Options Purchased (cost $8,096)						$194,857
Futures contracts outstanding at October 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
276	2 Year U.S. Treasury Notes	Dec. 2019	$ 59,506,031	$ 19,528
901	5 Year U.S. Treasury Notes	Dec. 2019	107,402,020	(309,108)
45	10 Year U.S. Ultra Treasury Notes	Dec. 2019	6,394,922	(114,194)
178	20 Year U.S. Treasury Bonds	Dec. 2019	28,724,750	55,179
127	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	24,098,250	(426,404)
				(774,999)
Short Positions:
128	90 Day Euro Dollar	Dec. 2020	31,537,600	24,850
133	2 Year U.S. Treasury Notes	Dec. 2019	28,675,008	56,237
222	10 Year U.S. Treasury Notes	Dec. 2019	28,925,907	258,924
128	20 Year U.S. Treasury Bonds	Dec. 2019	20,656,000	381,172
				721,183
				$ (53,816)

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
Credit default swap agreement outstanding at October 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$41,472	$(24,254)	$65,726	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2019 (unaudited) (continued)
status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at October 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,092	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (1,376)	$ 48,612	$ 49,988
29,565	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	98,515	98,515
215	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	—	(474)	(474)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(19,230)	(19,230)
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	(31,692)	(34,805)
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	(71,097)	(68,539)
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	(87,330)	(70,239)
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	(45,942)	(42,932)
2,810	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	7,637	7,637
11,460	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(337,370)	(337,370)
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(35,526)	(35,526)
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,514	(305,281)	(334,795)
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,173	(110,643)	(121,816)
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	(262,679)	(281,161)
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(190,257)	(190,257)
3,923	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(353,215)	(350,666)
1,310	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(117,248)	(117,248)
3,090	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,438	(300,070)	(302,508)
5,651	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	219	(550,214)	(550,433)
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	(84,004)	(84,004)
490	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(24,396)	(24,396)
2,554	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(8,036)	(160,008)	(151,972)
1,502	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(6,010)	(34,882)	(28,872)
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	(51,931)	(71,662)
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	(16,268)	(16,763)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(18,493)	(18,493)
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(50,389)	(49,846)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(15,851)	(15,851)
9,797	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(178,462)	(1,055,665)	(877,203)
2,296	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(10,355)	(245,188)	(234,833)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(26,873)	(26,873)
1,270	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	9,932	9,932
				$(144,825)	$(4,437,520)	$(4,292,695)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).